Stock-Based Compensation, TDS excluding U.S. Cellular, Valuation model (Details) (TDS Parent Company, 2011 and 2004 Long-Term Incentive Plans, Stock Options)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TDS Parent Company | 2011 and 2004 Long-Term Incentive Plans | Stock Options
Black Scholes valuation model assumptions
Expected life	5 years 10 months	5 years 8 months	5 years 6 months
Expected annual volatility rate	39.60%	41.00%	41.10%
Dividend yield	2.00%	2.30%	2.40%
Risk-free interest rate	1.80%	1.00%	0.90%
Estimated annual forfeiture rate	2.90%	2.90%	2.90%